Nature Of Operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature Of Operations
1.	NATURE OF OPERATIONS

Ivanhoe Mines Ltd. (the "Company"), together with its subsidiaries (collectively referred to as "Ivanhoe Mines"), is an international mineral exploration, development and production company holding interests in and conducting operations on mineral resource properties principally located in Central Asia and Australia.